COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6:-	COMMITMENTS AND CONTINGENCIES

a.	Litigations:

1.
In 2003, the Brazilian tax authority filed a claim against the Company’s inactive subsidiary in Brazil, SPC International Ltda., for the payment of taxes allegedly due from the subsidiary. After numerous hearings and appeals at various appellate levels in Brazil, the Supreme Court ruled against the subsidiary in final non-appealable decisions published in June 2017.

As of June 30, 2024, the total amount of this claim, including interest, penalties and legal fees is approximately $6,895, of which approximately $727 is the principal. The Brazilian tax authorities initiated foreclosure proceedings against the subsidiary and certain of its former managers. The foreclosure proceedings against the former managers were cancelled by court in a final and non-appealable decision issued in July 2017. While foreclosure and other collection proceedings are pending against the subsidiary, based on Brazilian external counsel’s opinion, the Company believes that the subsidiary has solid arguments to sustain its position that further collection proceedings and inclusion of any additional co-obligors in the tax foreclosure certificate are barred due to statute of limitation and that the foreclosure procedures cannot legally be redirected to other group entities and managers who were not initially cited in the foreclosure proceeding due to the passage of the statute of limitation. Accordingly, the Company believes that the chances that such redirection will lead to a loss recognition are remote.

2.
In 2014, the Company’s Peruvian subsidiary, Gilat To Home Peru S.A. (“GTH”), initiated arbitration proceedings in Lima against the Ministry of Transport and Communications of Peru, (or MTC), and the Programa Nacional de Telecomunicaciones (or Pronatel). The arbitration was related to the Pronatel projects awarded to the Company in 2000-2001. Under these projects, GTH provided fixed public telephony services in rural areas of Peru. GTH’s main claim was related to damages caused by the promotion of mobile telephony in such areas by the Peruvian government in the years 2011-2015. In June 2018, the arbitration tribunal issued an arbitration award ordering MTC and Pronatel to pay GTH approximately $13,500. The arbitration award in favor of GTH was confirmed by the Peruvian Superior Court, which ordered MTC and Pronatel in November 2020 to pay the arbitration-award amount. Following the Superior Court’s decision, GTH has initiated collection procedures against MTC and Pronatel. In 2023, the first payment of approximately $3,213 was collected by GTH and was recognized as income under “Other operating income, net” in the condensed interim consolidated statements of income for the six months ended June 30, 2023. See Note 14.

3.
In October 2019, GTH initiated additional arbitration proceedings against MTC and Pronatel based on similar grounds for the years 2015-2019. In June 2022, the arbitration tribunal issued an arbitration award ordering MTC and Pronatel to pay GTH approximately $15,000, In September 2022 MTC filed an annulment action against the award and in parallel, in October 2022 GTH initiated an enforcement process for collection of the awarded amount. The Company recognized an expense of $251, due to legal success fees, under “Other operating income, net” in the condensed interim consolidated statements of income for the six months ended June 30, 2023. See Note 14. Based on the advice of counsel, the Company believes that the chances of success of the proceedings seeking to annul the award are remote.

4.
The Company is in the midst of different stages of audits and disputes with various tax authorities in different parts of the world. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and may be subject to other legal proceedings in the normal course of its business. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

b.	Guarantees:

The Company guarantees its performance to, and, occasionally, advance payments from, certain of its customers, mainly through bank guarantees and corporate guarantees. Guarantees are often required for the Company’s performance during the installation and operational periods. The guarantees typically expire when certain operational milestones are met.

As of June 30, 2024, the aggregate amount of bank guarantees outstanding in order to secure the Company’s various obligations was approximately $78,300, including an aggregate of approximately $73,700 on behalf of its subsidiaries in Peru. In order to secure these guarantees the Company provided a floating charge on its assets as well as other pledges, including a fixed pledge, on certain assets and property. In addition, the Company has approximately $1,070 of restricted cash to secure some of those guarantees.

Under the arrangements with banks that provide credit line for guarantees, the Company is required to observe certain conditions. As of June 30, 2024, the Company follows these conditions. The Company’s credit and guarantee agreements also contain various restrictions and limitations that may impact the Company. These restrictions and limitations relate to incurrence of indebtedness, contingent obligations, negative pledges, liens, mergers and acquisitions, change of control, asset sales, dividends and distributions, redemption or repurchase of equity interests and certain debt payments. The agreements also stipulate a floating charge on Company’s assets to secure the fulfillment of Company’s obligations to banks as well as other pledges, including a fixed pledge, on certain assets and property.

All of the above guarantees are performance guarantees for the Company’s own performance, in accordance with ASC 460, “Guarantees” (“ASC 460”), such guarantees are excluded from the scope of ASC 460. The Company has not recorded any liability for such amounts, since the Company expects that its performance will be acceptable. To date, no guarantees have been exercised against the Company.